SIGNIFICANT EVENTS IN THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2022
SIGNIFICANT EVENTS IN THE REPORTING PERIOD
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 3: — SIGNIFICANT EVENTS IN THE REPORTING PERIOD

a.	On November 3, 2021, the Group signed a purchase agreement to acquire an online customs clearance business in the United States and Canada (collectively, the “Clearit Business”). The closing took place on February 16, 2022. For further details, see Note 4.
b.	On April 12, 2022, the Israeli subsidiary entered into a loan agreement and related agreements with an Israeli bank, by which the Israeli subsidiary may borrow up to $6,000 based on the Company’s monthly recurring revenue generated by its SaaS business. The Israeli subsidiary pledged for the benefit of the bank the following: (1) a first ranking floating charge, unlimited in amount, over all the assets of the Israeli subsidiary and a fixed charge over the Israeli subsidiary’s registered and unissued share capital; (2) a first ranking fixed charge, unlimited in amount, over the Israeli subsidiary’s intellectual property rights; (3) a first ranking fixed charge, unlimited in amount, over contractual rights to amounts owed to the Israeli subsidiary by either of the US subsidiary, Freightos Limited, or WebCargo. As of the date of these financial statements, the Israeli subsidiary has not made any borrowings under this loan facility.
c.	On May 31, 2022, the Company entered into the BCA with Gesher, Merger Sub I, and Merger Sub II. For further details, see Note 1d.